Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 77.9%
Banking — 38.5%

23,900	BancorpSouth Bank, 5.50%, Series A	$602,280	*(1)
	Bank of America Corporation:
$2,100,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	2,285,461	*(1)(2)
$300,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	338,749	*(1)
14,485	Capital One Financial Corporation, 5.00%, Series I	357,200	*(1)
	Citigroup, Inc.:
$300,000	4.70% to 01/30/25 then SOFRRATE + 3.234%, Series V	297,187	*(1)
$430,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	463,624	*(1)
115,370	6.875% to 11/15/23 then 3ML + 4.13%, Series K	3,114,990	*(1)(2)
74,694	7.125% to 09/30/23 then 3ML + 4.04%, Series J	2,057,820	*(1)(2)
	Citizens Financial Group, Inc.:
35,000	6.35% to 04/06/24 then 3ML + 3.642%, Series D	937,125	*(1)(2)
$900,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	964,750	*(1)
	CoBank ACB:
12,900	6.125%, Series G, 144A****	1,341,600	*(1)
9,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	974,790	*(1)
10,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	1,070,000	*(1)(2)
$415,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	446,125	*(1)
	Fifth Third Bancorp:
47,720	6.00%, Series A	1,268,316	*(1)(2)
205,017	6.625% to 12/31/23 then 3ML + 3.71%, Series I	5,663,082	*(1)(2)
	First Horizon National Corporation:
750	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(3),144A****	631,875	*(1)
1	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	1,306,250
	Goldman Sachs Group:
$225,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	228,781	*(1)
$1,095,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	1,083,512	*(1)(2)(4)
$560,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	588,389	*(1)
50,000	6.375% to 05/10/24 then 3ML + 3.55%, Series K	1,351,250	*(1)(2)
	HSBC Holdings PLC:
$800,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	1,288,652	(1)(2)(5)
	Huntington Bancshares, Inc.:
99,000	6.25%, Series D	2,569,050	*(1)(2)
$950,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	952,840	*(1)(2)
	JPMorgan Chase & Company:
$225,000	4.60% to 02/01/25 then SOFRRATE + 3.125%, Series HH, 144A****	225,506	*(1)
$400,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	409,322	*(1)
$1,833,000	3ML + 3.47%, 5.2395%(3), Series I	1,832,533	*(1)
$300,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	310,708	*(1)
$4,167,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	4,664,144	*(1)(2)
80,084	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	2,158,568	*(1)(2)
$120,000	Lloyds TSB Bank PLC, 12.00% to 12/16/24 then 3ML + 11.756%, 144A****	145,089	(1)(5)
$2,240,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	2,462,197	*(1)(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

14,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	$353,710	*(1)
	Morgan Stanley:
82,600	5.85% to 04/15/27 then 3ML + 3.491%, Series K	2,210,376	*(1)(2)
148,000	6.875% to 01/15/24 then 3ML + 3.94%, Series F	4,121,800	*(1)(2)
77,200	7.125% to 10/15/23 then 3ML + 4.32%, Series E	2,156,968	*(1)(2)
162,500	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	4,346,062	*(1)(2)
16,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	441,145	*(1)
266,834	PNC Financial Services Group, Inc., 6.125% to 05/01/22 then 3ML + 4.067%, Series P	7,109,125	*(1)(2)
	Regions Financial Corporation:
113,400	5.70% to 08/15/29 then 3ML + 3.148%, Series C	3,131,257	*(1)(2)
35,000	6.375% to 09/15/24 then 3ML + 3.536%, Series B	962,937	*(1)
	Sovereign Bancorp:
2,600	Sovereign REIT, 12.00%, Series A, 144A****	2,750,059	(1)
	State Street Corporation:
$250,000	5.625% to 12/15/23 then 3ML + 2.539%, Series H	261,686	*(1)
83,700	5.90% to 03/15/24 then 3ML + 3.108%, Series D	2,194,823	*(1)(2)
20,517	Sterling Bancorp, 6.50%, Series A	538,058	*(1)
39,000	Synchrony Financial, 5.625%, Series A	987,675	*(1)
63,135	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	1,654,926	*(1)(2)
7,914	Texas Capital Bancshares Inc., 6.50%, Series A	199,710	*(1)
14,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	371,490	*(1)
28,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	729,588	*(1)
	Wells Fargo & Company:
15,000	5.625%, Series Y	383,025	*(1)
225	7.50%, Series L	338,850	*(1)
$612,000	3ML + 3.77%, 5.6636%(3), Series K	612,765	*(1)
56,200	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	1,454,670	*(1)(2)
$2,075,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,299,505	*(1)(2)(4)
34,400	6.625% to 03/15/24 then 3ML + 3.69%, Series R	948,924	*(1)(2)
$1,210,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,331,841	*(1)(2)
		86,282,740
Financial Services — 1.8%
$419,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	451,514	(5)
$1,290,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	1,311,640	**(5)
$444,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	449,768	*(1)
	General Motors Financial Company:
$420,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	411,942	*(1)
$725,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	733,515	*(1)
8,801	National Rural Utilities Cooperative Finance Corporation, 5.50% 05/15/64	234,657
20,000	Stifel Financial Corp., 6.25%, Series B	516,900	*(1)
		4,109,936

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Insurance — 18.7%

41,900	Allstate Corporation, 5.10%, Series H	$1,072,849	*(1)(2)
47,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,166,070	*(1)
$1,500,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	2,050,117	(2)(4)
$275,000	Aon Corporation, 8.205% 01/01/27	355,667	(2)(4)
	Arch Capital Group, Ltd.:
11,000	5.25%, Series E	277,915	**(1)(5)
9,900	5.45%, Series F	252,004	**(1)(5)
83,000	Athene Holding Ltd., 6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,305,325	**(1)(2)(5)
$1,453,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	1,927,208	**(1)(2)(4)(5)
21,075	Axis Capital Holdings Ltd., 5.50%, Series E	532,460	**(1)(5)
$610,000	Axis Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	604,888	(5)
	Chubb Ltd.:
$1,200,000	Ace Capital Trust II, 9.70% 04/01/30	1,800,978	(2)(4)
129,700	Delphi Financial Group, 3ML + 3.19%, 4.8818%(3) 05/15/37	3,129,012	(2)(4)
42,000	Enstar Group Ltd., 7.00% to 09/01/28 then 3ML + 4.015%, Series D	1,147,965	**(1)(2)(5)
$1,031,000	Everest Reinsurance Holdings, 3ML + 2.385%, 4.0768%(3) 05/15/37	1,006,632	(2)(4)
$3,054,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	3,959,099	(2)(4)
	MetLife, Inc.:
$3,350,000	9.25% 04/08/38, 144A****	4,996,073	(2)(4)
$2,704,000	10.75% 08/01/39	4,506,757	(2)(4)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	471,228	(2)(4)
	PartnerRe Ltd.:
21,450	5.875%, Series I	546,868	**(1)(2)(5)
5,100	6.50%, Series G	131,095	**(1)(5)
59,586	7.25%, Series H	1,587,967	**(1)(2)(5)
16,267	RenaissanceRe Holdings Ltd., 5.75%, Series F	429,511	**(1)(5)
$910,000	SBL Holdings, Inc., 7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	852,556	*(1)
	Unum Group:
$4,944,000	Provident Financing Trust I, 7.405% 03/15/38	6,162,029	(2)(4)
23,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	612,216	*(1)
		41,884,489
Utilities — 8.3%
36,930	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	1,004,035	(5)
$620,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	639,719	*(1)(2)
	Commonwealth Edison:
$2,512,000	COMED Financing III, 6.35% 03/15/33	2,835,420	(2)(4)
	Dominion Energy, Inc.:
68,650	5.25% 07/30/76, Series A	1,735,438	(2)
$460,000	4.65% to 12/15/24 then T5Y + 2.993%, Series B	475,583	*(1)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Utilities — (Continued)

20,500	Duke Energy Corporation, 5.75%, Series A	$550,886	*(1)
$2,030,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	2,356,536	(2)(4)(5)
24,000	Indianapolis Power & Light Company, 5.65%	2,490,240	*(1)(2)
72,900	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	2,004,750	(2)
	NextEra Energy:
$293,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 4.0186%(3) 06/15/67, Series C	286,992	(2)(4)
	NiSource, Inc.:
$300,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	306,147	*(1)
28,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	748,230	*(1)(2)
	PECO Energy:
$1,500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,806,598	(2)(4)
	Southern California Edison:
220	SCE Trust II, 5.10%, Series G	5,275	*(1)
30,520	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	721,035	*(1)
$415,000	Southern California Edison Company, 6.25% to 02/01/22 then 3ML + 4.199%, Series E	429,737	*(1)
11,110	Southern Company, 4.95% 01/30/80, Series 2020A	276,250
		18,672,871
Energy — 6.7%
	DCP Midstream LP:
$1,060,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	966,450	(1)(2)
3,800	7.875% to 06/15/23 then 3ML + 4.919%, Series B	83,467	(1)
$1,030,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	1,070,422	(2)(4)(5)
	Energy Transfer LP:
	Energy Transfer Operating LP:
$625,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	591,406	(1)
95,910	7.375% to 05/15/23 then 3ML + 4.53%, Series C	2,200,415	(1)(2)
144,300	7.60% to 05/15/24 then 3ML + 5.161%, Series E	3,394,297	(1)
1,400	7.625% to 08/15/23 then 3ML + 4.738%, Series D	33,047	(1)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	508,373
$1,480,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	1,428,925	(1)
31,500	NuStar Logistics LP, 3ML + 6.734%, 8.5653%(3) 01/15/43	779,839	(2)
	Transcanada Pipelines, Ltd.:
$170,000	5.30% to 03/15/27 then 3ML + 3.208%, 03/15/77, Series 2017-A	174,122	(2)(5)
$1,550,000	5.50% to 09/15/29 then 3ML + 4.154%, 09/15/79	1,636,420	(2)(5)
$2,043,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	2,199,790	(2)(4)(5)
		15,066,973
Communication — 0.4%
$650,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	750,995	(5)
		750,995

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Real Estate Investment Trust (REIT) — 0.1%

3,110	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	$78,014	(1)
		78,014
Miscellaneous Industries — 3.4%
$300,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	301,911
	BHP Billiton Limited:
$400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	465,698	(5)
$392,000	General Electric Company, 5.00% to 01/21/21 then 3ML + 3.33%, Series D	384,440	*(1)(2)
	Land O’ Lakes, Inc.:
$240,000	7.25%, Series B, 144A****	230,025	*(1)
$3,630,000	8.00%, Series A, 144A****	3,661,763	*(1)(2)
30,400	Ocean Spray Cranberries, Inc., 6.25%, 144A****	2,614,400	*(1)
		7,658,237
	Total Preferred Stock & Hybrid Preferred Securities (Cost $161,006,907)	174,504,255

Contingent Capital Securities† — 16.9%
Banking — 14.9%
	Banco Bilbao Vizcaya Argentaria SA:
$2,200,000	6.125% to 11/16/27 then SW5 + 3.87%	2,213,167	**(1)(2)(5)
$600,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	625,083	**(1)(5)
$490,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	553,962	**(1)(5)
	Barclays Bank PLC:
$555,000	7.75% to 09/15/23 then SW5 + 4.842%	595,623	**(1)(5)
$2,848,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	3,013,030	**(1)(5)
$1,475,000	8.00% to 06/15/24 then T5Y + 5.672%	1,621,682	**(1)(2)(5)
$480,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	534,888	(5)
	BNP Paribas:
$325,000	4.50% to 02/25/30 then T5Y + 2.944%, 144A****	307,734	**(1)(5)
$380,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	437,070	**(1)(5)
$4,661,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	5,281,822	**(1)(2)(5)
$1,500,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	1,555,313	**(1)(2)(5)
$270,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	299,700	**(1)(5)
	Credit Suisse Group AG:
$200,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	199,250	**(1)(5)
$1,000,000	6.375% to 08/21/26 then T5Y + 4.822%, 144A****	1,069,585	**(1)(5)
$700,000	7.25% to 09/12/25 then T5Y + 4.332%, 144A****	773,987	**(1)(5)
$800,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	864,116	**(1)(5)
	HSBC Holdings PLC:
$325,000	6.00% to 05/22/27 then ISDA5 + 3.746%	338,272	**(1)(5)
$3,430,000	6.50% to 03/23/28 then ISDA5 + 3.606%	3,715,771	**(1)(2)(4)(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities — (Continued)
Banking — (Continued)

$200,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	$222,515	**(1)(5)
$500,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%,144A****	528,543	**(1)(5)
	Societe Generale SA:
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	328,370	**(1)(5)
$3,800,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	3,979,645	**(1)(2)(5)
	Standard Chartered PLC:
$1,600,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	1,677,496	**(1)(2)(4)(5)
$2,500,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	2,694,975	**(1)(2)(4)(5)
		33,431,599
Financial Services — 0.2%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	367,424	**(1)(5)
		367,424
Insurance — 1.8%
$3,634,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	4,161,657	(2)(4)(5)
		4,161,657
	Total Contingent Capital Securities (Cost $35,620,141)	37,960,680

Corporate Debt Securities§ — 4.1%
Banking — 1.7%
121,296	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	3,165,826	(2)
17,100	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	511,319
		3,677,145
Financial Services — 0.0%
1,000	B. Riley Financial, Inc., 7.50% 05/31/27	24,805
		24,805
Insurance — 1.4%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	3,154,332	(2)(4)
		3,154,332
Energy — 0.5%
	Energy Transfer LP:
$904,000	Energy Transfer Operating LP, 8.25% 11/15/29	1,200,772	(2)(4)
		1,200,772
Communication — 0.5%
	Qwest Corporation:
19,728	6.50% 09/01/56	483,632
24,920	6.75% 06/15/57	624,341
		1,107,973
	Total Corporate Debt Securities (Cost $7,272,421)	9,165,027

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 29, 2020 (Unaudited)

Shares/$ Par	Value

Money Market Fund — 0.1%

	BlackRock Liquidity Funds:
109,492	T-Fund, Institutional Class	$109,492
	Total Money Market Fund (Cost $109,492)	109,492

Total Investments (Cost $204,008,961***)	99.0%	221,739,454

Other Assets And Liabilities (Net)	1.0%	2,349,080

Total Managed Assets	100.0%‡	$224,088,534

Loan Principal Balance		(74,700,000)

Total Net Assets Available To Common Stock		$149,388,534

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 29, 2020, these securities amounted to $61,526,896 or 27.5% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $141,647,261 at February 29, 2020.

(3)Represents the rate in effect as of the reporting date.

(4)All or a portion of this security has been rehypothecated. The total value of such securities was $51,155,124 at February 29, 2020.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights(1)

For the period December 1, 2019 through February 29, 2020 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.88
INVESTMENT OPERATIONS:
Net investment income	0.19
Net realized and unrealized gain/(loss) on investments	(0.04)
Total from investment operations	0.15
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.22)
Total distributions to Common Stock Shareholders	(0.22)
Net asset value, end of period	$11.81
Market value, end of period	$11.39
Common Stock shares outstanding, end of period	12,644,415
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.04	%*
Operating expenses including interest expense	2.49	%*
Operating expenses excluding interest expense	1.25	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	3	%**
Total managed assets, end of period (in 000’s)	$224,089
Ratio of operating expenses including interest expense to average total managed assets	1.67	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.84	%*

(1)These tables summarize the three months ended February 29, 2020 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2019.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2019	$0.0900	$12.01	$12.32	$12.01
January 31, 2020	0.0625	12.29	12.53	12.29
February 28, 2020	0.0625	11.81	11.39	11.81

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Notes to Portfolio Of Investments (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 29, 2020, the aggregate cost of securities for federal income tax purposes was $205,065,680, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,000,384 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,326,610.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 29, 2020 is as follows:

	Total Value at February 29, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$86,282,740	$71,714,601	$14,568,139	$—
Financial Services	4,109,936	3,658,422	451,514	—
Insurance	41,884,489	16,515,762	25,368,727	—
Utilities	18,672,871	6,873,180	11,799,691	—
Energy	15,066,973	13,638,048	1,428,925	—
Communication	750,995	750,995	—	—
Real Estate Investment Trust (REIT)	78,014	78,014	—	—
Miscellaneous Industries	7,658,237	850,138	6,808,099	—
Contingent Capital Securities
Banking	33,431,599	27,441,735	5,989,864	—
Financial Services	367,424	367,424	—	—
Insurance	4,161,657	—	4,161,657	—
Corporate Debt Securities
Banking	3,677,145	3,677,145	—	—
Financial Services	24,805	24,805	—	—
Insurance	3,154,332	—	3,154,332	—
Energy	1,200,772	—	1,200,772	—
Communication	1,107,973	1,107,973	—	—
Money Market Fund	109,492	109,492	—	—
Total Investments	$221,739,454	$146,807,734	$74,931,720	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.